SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted earnings (loss) per share (Details)				12 Months Ended
	Jun. 21, 2024 $ / shares shares	May 29, 2024	Oct. 16, 2019 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares		Apr. 19, 2024 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares	Feb. 07, 2019 $ / shares shares
Numerator:
Net income attributable to ordinary shareholders | $					$ (7,780,620)		$ 1,076,693
Denominator:
Weighted-average number of ordinary shares outstanding - basic				7,226,480	7,226,480		7,226,480
Outstanding warrants					300,000
Weighted-average number of ordinary shares outstanding - diluted				7,226,480	7,226,480	[1]	7,226,480	[1]
Earnings per share - basic | $ / shares				$ (0.2)	$ (1.08)	[1]	$ 0.15	[1]
Earnings per share - diluted | $ / shares				$ (0.20)	$ (1.08)	[1]	$ 0.15	[1]
Underwriter warrants considered in diluted EPS calculation using treasury stock method					300,000		300,000
Value of shares authorized | $									$ 833,335
Ordinary Shares, shares authorized			50,000,000	100,000,000	20,000,000		20,000,000				50,000,000
Ordinary Shares, par value | $ / shares			$ 0.001	$ 0.00833335	$ 0.00833335		$ 0.00833335				$ 0.001
Preferred shares, shares authorized	10,000,000								50,000,000
Preferred shares, par value | $ / shares	$ 0.00833335								$ 0.00166667
Stock split ratio	0.2	0.2	1.66667
Exercise price | $ / shares									$ 5.5	$ 5.5
Number of warrants issued									300,000
Diluted shares				0	0		0
Ordinary Shares, shares issued			30,000,000	7,226,480	7,226,480		7,226,480				50,000,000
Ordinary Shares, shares outstanding			30,000,000	7,226,480	7,226,480		7,226,480
As previously Reported
Numerator:
Net income attributable to ordinary shareholders | $					$ (7,780,620)		$ 1,076,693
Denominator:
Weighted-average number of ordinary shares outstanding - basic					35,750,000		35,750,000
Weighted-average number of ordinary shares outstanding - diluted					35,750,000		35,750,000
Earnings per share - basic | $ / shares					$ (0.22)		$ 0.03
Earnings per share - diluted | $ / shares					$ (0.22)		$ 0.03
Ordinary Shares, shares authorized					100,000,000		100,000,000
Ordinary Shares, par value | $ / shares					$ 0.00166667		$ 0.00166667
Ordinary Shares, shares issued					35,750,000		35,750,000
Ordinary Shares, shares outstanding					35,750,000		35,750,000
Retroactive Adjustment
Denominator:
Weighted-average number of ordinary shares outstanding - basic					(28,523,520)		(28,523,520)
Weighted-average number of ordinary shares outstanding - diluted					(28,523,520)		(28,523,520)
Ordinary Shares, shares authorized					(80,000,000)		(80,000,000)
Ordinary Shares, shares issued					(28,523,520)		(28,523,520)
Ordinary Shares, shares outstanding					(28,523,520)		(28,523,520)
Common Class A
Denominator:
Ordinary Shares, shares authorized	5,000,000,000								350,000,000
Ordinary Shares, par value | $ / shares	$ 0.00833335								$ 0.00166667
Exercise price | $ / shares									$ 27.5
Number of warrants issued									60,000
Common Class B
Denominator:
Ordinary Shares, shares authorized	20,000,000								100,000,000
Ordinary Shares, par value | $ / shares	$ 0.00833335								$ 0.00166667

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.